Supplemental Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Reallocation of opening deficit to reserve
Recognition of right-of-use assets from lease modification	42,644	41,946
Derecognition of right-of-use assets	€ 4,164